J.P. MORGAN TAX AWARE FUNDS
JPMorgan Tax Aware Income Opportunities Fund
(Class A, Class C and Select Class Shares)
(a series of JPMorgan Trust I)
Supplement dated February 29, 2012 to the
Prospectus dated February 24, 2011
Effective March 1, 2012, the “Annual Fund Operating Expenses” and “Example” tables and sections for the JPMorgan Tax Aware Income Opportunities Fund (the “Fund”) in the Fund’s prospectus are hereby replaced with the corresponding tables and sections below.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.40%	0.40%	0.40%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.85	0.83	1.15
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.60	0.58	0.90

Total Annual Fund Operating Expenses	1.50	1.98	1.55
Fee Waivers and Expense Reimbursements[1]	(0.75)	(0.58)	(0.90)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.75	1.40	0.65

1
The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75%, 1.40% and 0.65%, respectively, of their average daily net assets. This contract cannot be terminated prior to 7/1/13, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursement shown in the fee table through 6/30/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	760	1,094	2,037
CLASS C SHARES ($)	243	565	1,014	2,260
SELECT CLASS SHARES ($)	66	401	759	1,769

IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	760	1,094	2,037
CLASS C SHARES ($)	143	565	1,014	2,260
SELECT CLASS SHARES ($)	66	401	759	1,769

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE